May 15, 2020

Hodges Fund
Retail Class Ticker HDPMX
Institutional Class Ticker HDPIX
Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX
Small Intrinsic Value Fund
Retail Class Ticker HDSVX
Small-Mid Cap Fund
Retail Class Ticker HDSMX
Blue Chip Equity Income Fund
Retail Class Ticker HDPBX
Supplement dated May 15, 2020 to the
Statutory Prospectus dated July 29, 2019

1.
The relevant information under the sections entitled “Summary Section – Principal Investment Risks” on pages 4, 10, 16, 23 and 29, of the Funds’ Statutory Prospectus is deleted and replaced with the following:

Please retain this supplement for your reference.
Hodges Fund
Hodges Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hodges Small Cap Fund
Small Cap Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hodges Small Intrinsic Value Fund
Small Intrinsic Value Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hodges Small-Mid Cap Fund
Small-Mid Cap Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hodges Blue Chip Equity Income Fund
Blue Chip Equity Income Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.